FINANCIAL RISK MANAGEMENT - Market Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (11,269)	$ (1,361)
Canadian dollar | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,342	15,325
Canadian dollar | Value added tax receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	206	398
Canadian dollar | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	200	0
Canadian dollar | Trade and other payables (excluding VAT and income taxes)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(17,017)	(17,084)
Canadian dollar | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(21,959)	7,065
Argentine peso | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,223	11,858
Argentine peso | Value added tax receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	12,242	17,826
Argentine peso | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	884	1,184
Argentine peso | Trade and other payables (excluding VAT and income taxes)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(5,021)	(16,474)
Argentine peso | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (47,287)	$ (7,329)